Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 225	$ 181	$ 150
Net charges to expense	19	60	32
Held-for-sale reclassification	(8)	(17)	0
Balance at end of year	$ 237	$ 225	$ 181